Related Party Transactions - Additional Information (Details) - USD ($)		1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended		12 Months Ended
	Nov. 18, 2020	Jun. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Nov. 23, 2020	Sep. 04, 2020
Related Party Transaction [Line Items]
Repayment of promissory note - related party				$ 147,753
Surrozen Inc [Member]
Related Party Transaction [Line Items]
Proceeds from issuance of redeemable convertible preferred stock					$ 0	$ 49,887,000	$ 49,886,000	$ 28,856,000
Surrozen Inc [Member] | Series C Redeemable Convertible Preferred Stock [Member]
Related Party Transaction [Line Items]
Issuance of redeemable convertible preferred stock						28,571,423	28,571,423
Surrozen Inc [Member] | The Regents of the University of California [Member]
Related Party Transaction [Line Items]
Ownership Percentage				9.60%			9.60%
Surrozen Inc [Member] | The Regents of the University of California [Member] | Series C Redeemable Convertible Preferred Stock [Member]
Related Party Transaction [Line Items]
Issuance of redeemable convertible preferred stock		4,285,714
Proceeds from issuance of redeemable convertible preferred stock		$ 7,500,000
Surrozen Inc [Member] | Stanford [Member]
Related Party Transaction [Line Items]
Ownership Percentage				4.40%			4.40%
Promissory Note with Related Party
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note										$ 300,000
Outstanding balance of related party note									$ 147,753
Administrative Services Agreement
Related Party Transaction [Line Items]
Expenses per month	$ 55,000
Expenses incurred and paid	$ 55,000		$ 165,000		330,000
Related Party Loans | Working capital loans warrant
Related Party Transaction [Line Items]
Loan conversion agreement warrant			$ 1,500,000	$ 1,500,000	$ 1,500,000		$ 1,500,000
Price of warrant			$ 10.00	$ 10.00	$ 10.00		$ 10.00